REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule Segment Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segments	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable units | segments	3
Revenue	$ 8,626	$ 14,052	$ 14,712
Adjusted EBITDA (unaudited)	(1,743)	(110)	(153)
Enterprise [Member]
Segment Reporting Information [Line Items]
Revenue	6,125	6,663	6,860
Adjusted EBITDA (unaudited)	(18)	513	676
Video Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	1,853	6,502	7,017	[1]
Adjusted EBITDA (unaudited)	(1,533)	(327)	(273)	[1]
Service Providers [Member]
Segment Reporting Information [Line Items]
Revenue	648	887	835
Adjusted EBITDA (unaudited)	$ (192)	$ (296)	$ (556)

[1]	Financial information for the nine months ended on December 31, 2015.